ROU Assets and Operating Lease Liabilities	6 Months Ended
Mar. 31, 2026
Rou Assets And Operating Lease Liabilities
ROU Assets and Operating Lease Liabilities

7. ROU Assets and Operating Lease Liabilities

As of March 31, 2026 and September 30, 2025, the Company subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at Macau Square, Macau	1 year and 10 months from January 1, 2023 to October 31, 2024
Office at Macau Square, Macau	2 years from November 1, 2024 to October 31, 2026

(a)	Amounts recognized in the unaudited condensed consolidated balance sheet:

	As of
	March 31, 2026	September 30, 2025

ROU assets	$37,050	$69,284

Operating lease liabilities
Current	39,425	67,537
Non-current	-	5,708
	$39,425	$73,245

Weighted average remaining lease terms (in years)	0.58	1.08

(b)	The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of March 31, 2026:

During the year ended March 31, 2027	$39,684

Total future lease payments	$39,684
Less: imputed interest	(259)

Present value of lease obligations	$39,425

The discount rate used to determine the operating lease liabilities as of March 31, 2026 and September 30, 2025 was 2.63% and 2.63%, respectively.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024